UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23015

SEI Catholic Values Trust

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto

SEI Investments Company

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Copies to:

Timothy W. Levin, Esquire.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: February 29, 2016

Date of reporting period: November 30, 2015

Item 1.   Schedule of Investments

SCHEDULE OF INVESTMENTS (UNAUDITED)

November 30, 2015

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 77.3%

Consumer Discretionary — 11.9%
Abercrombie & Fitch, Cl A	25,747	$658
Amazon.com *	3,103	2,063
Bed Bath & Beyond *	1,448	79
Big Lots	5,565	250
Carnival	19,835	1,002
CBS, Cl B	4,066	205
Chipotle Mexican Grill, Cl A *	1,092	633
Comcast, Cl A	22,895	1,394
Dollar General	8,627	564
Domino’s Pizza	942	101
DSW, Cl A	3,430	79
Ford Motor	44,466	637
Gap	2,620	70
General Motors	37,887	1,372
Genesco *	2,431	132
Goodyear Tire & Rubber	11,189	390
Hilton Worldwide Holdings	4,300	100
Home Depot	14,257	1,909
John Wiley & Sons, Cl A	1,814	94
Johnson Controls	5,015	231
Kohl’s	5,680	268
L Brands	1,996	190
Liberty Global, Cl A *	12,668	537
Lowe’s	1,465	112
Macy’s	2,827	111
Magna International	15,048	684
Mattel	3,395	84
McDonald’s	3,530	403
Netflix *	4,809	593
NIKE, Cl B	8,812	1,166
Nordstrom	1,997	112
Office Depot *	13,586	90
PVH	956	87
Ralph Lauren, Cl A	744	92
Restoration Hardware Holdings *	2,344	211
Scripps Networks Interactive, Cl A	725	41
Staples	11,068	134
Starbucks	13,164	808
Starwood Hotels & Resorts Worldwide	2,067	149
Target	1,675	121
Time Warner	3,542	248
TJX	1,445	102
Tribune Media, Cl A	8,876	346
TripAdvisor *	4,351	358
Tupperware Brands	2,185	124
VF	4,641	300
Visteon *	1,449	174
VOXX International, Cl A *	5,197	30
Walt Disney	5,874	667

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Williams-Sonoma	2,269	$144

		20,449

Consumer Staples — 5.0%
Altria Group	1,949	112
Andersons	5,162	178
Campbell Soup	5,755	301
Clorox	2,930	364
Coca-Cola	19,080	813
Colgate-Palmolive	4,080	268
Constellation Brands, Cl A	594	83
Costco Wholesale	6,090	983
CVS Health	4,641	437
General Mills	5,126	296
Hershey	2,284	197
Kellogg	8,324	572
Kimberly-Clark	3,867	461
Kraft Heinz	5,940	438
Kroger	2,727	103
Molson Coors Brewing, Cl B	1,386	128
Mondelez International, Cl A	2,686	117
Omega Protein *	3,706	91
PepsiCo	9,617	963
Philip Morris International	12,592	1,100
Procter & Gamble	5,857	438
Sysco	5,610	231

		8,674

Energy — 5.1%
Apache	6,597	324
Baker Hughes	3,580	194
Cabot Oil & Gas	21,485	405
CARBO Ceramics	11,668	218
Cimarex Energy	5,739	683
Concho Resources *	1,843	202
ConocoPhillips	4,113	222
Continental Resources *	13,289	482
Devon Energy	7,132	328
EOG Resources	4,376	365
Equities	2,539	145
Exxon Mobil	15,892	1,298
Gulfport Energy *	2,893	74
Halliburton	6,313	252
Hess	5,966	352
Kinder Morgan	5,060	119
Memorial Resource Development *	5,513	90
Occidental Petroleum	13,684	1,034
PBF Energy, Cl A	9,271	375
Range Resources	2,168	62
Schlumberger	9,409	726
Spectra Energy	17,039	446

SEI Catholic Values Trust / Quarterly Report / November 30, 2015	1

SCHEDULE OF INVESTMENTS (UNAUDITED)

November 30, 2015

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Stone Energy *	19,268	$141
Tidewater	17,053	162

		8,699

Financials — 14.6%
ACE	6,572	755
Allstate	1,671	105
American Express	640	46
American Homes 4 Rent, Cl A ‡	17,417	292
American International Group	5,766	367
American Tower ‡	9,838	978
Bancorp *	20,068	154
Bank of America	110,487	1,926
Bank of New York Mellon	5,555	243
Berkshire Hathaway, Cl B *	12,497	1,676
Blackstone Group	3,852	120
CBOE Holdings	2,438	176
Chimera Investment ‡	23,950	337
Citigroup	59,193	3,202
Corporate Office Properties Trust ‡	3,415	76
Crown Castle International ‡	4,343	373
Discover Financial Services	2,144	122
Everest Re Group	1,420	262
FBR	10,367	219
FCB Financial Holdings, Cl A *	6,469	252
First Commonwealth Financial	10,331	102
First Niagara Financial Group	30,795	332
Goldman Sachs Group	3,554	675
Green Dot, Cl A *	33,485	563
Hartford Financial Services Group	4,509	206
HCP ‡	12,476	443
Highwoods Properties ‡	2,412	105
HomeStreet *	4,540	98
Host Hotels & Resorts ‡	6,502	108
JPMorgan Chase	39,162	2,611
KeyCorp	6,649	87
KKR	22,468	380
Legg Mason	1,747	78
McGraw Hill Financial	2,396	231
MetLife	23,599	1,206
Moody’s	1,126	116
Morgan Stanley	5,622	193
Nomura Holdings ADR	60,524	358
Northern Trust	9,787	733
Omega Healthcare Investors ‡	2,828	97
Paramount Group ‡	5,799	107
Plum Creek Timber ‡	4,850	246
Principal Financial Group	5,824	300
ProAssurance	2,061	109
Prologis ‡	12,388	530

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Santander Consumer USA Holdings *	17,066	$301
Spirit Realty Capital ‡	9,900	97
State Street	5,663	411
T Rowe Price Group	2,429	185
US Bancorp	6,178	271
Ventas ‡	2,434	130
Wells Fargo	22,762	1,254
Welltower ‡	4,789	303
Weyerhaeuser ‡	11,619	374

		25,021

Health Care — 10.1%
Abbott Laboratories	6,786	305
Aetna	1,029	106
Akorn *	3,415	114
Alexion Pharmaceuticals *	4,391	784
Amgen	2,870	462
Analogic	7,573	633
Anthem	2,173	283
Baxalta	2,312	79
Biogen *	5,560	1,595
BioMarin Pharmaceutical *	713	68
Bluebird Bio *	1,138	101
Boston Scientific *	5,660	103
Bruker *	16,043	363
Cambrex *	3,303	177
Celgene *	10,044	1,099
Charles River Laboratories International *	6,783	519
Cytokinetics *	7,723	91
Envision Healthcare Holdings *	1,675	46
Express Scripts Holding *	3,305	283
FibroGen *	3,132	93
Gilead Sciences	4,705	499
Horizon Pharma *	20,147	434
Humana	1,742	294
Insys Therapeutics *	7,346	234
Integra LifeSciences Holdings *	10,188	639
Intra-Cellular Therapies, Cl A *	2,457	131
Isis Pharmaceuticals *	844	52
Kindred Healthcare	10,389	139
Lipocine *	3,868	54
McKesson	1,190	225
Medicines *	10,831	455
Medivation *	1,837	78
Medtronic	17,704	1,334
Mettler-Toledo International *	150	51
NeoGenomics *	10,323	82
OPKO Health *	4,521	49
Premier, Cl A *	3,792	130
PTC Therapeutics *	2,962	89

2	SEI Catholic Values Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

November 30, 2015

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Quintiles Transnational Holdings *	10,920	$742
Regeneron Pharmaceuticals *	327	178
ResMed	1,742	104
Seattle Genetics *	1,836	77
Sirona Dental Systems *	1,398	152
United Therapeutics *	4,484	684
UnitedHealth Group	7,618	859
Varian Medical Systems *	5,107	413
Vertex Pharmaceuticals *	2,355	305
VWR *	22,069	589
Waters *	3,526	468
Zimmer Biomet Holdings	929	94
Zoetis, Cl A	8,809	411

		17,349

Industrials — 8.5%
3M	6,383	999
Acacia Research	33,510	198
ACCO Brands *	25,402	196
Actuant, Cl A	8,879	220
AGCO	2,698	136
Air Lease, Cl A	2,140	72
American Airlines Group	18,109	747
Atlas Air Worldwide Holdings *	7,154	296
Babcock & Wilcox Enterprises *	10,982	210
Caterpillar	13,252	963
Chicago Bridge & Iron	4,579	196
Covanta Holding	8,121	131
Crane	3,640	189
CSX	4,247	121
Deere	6,334	504
Delta Air Lines	24,010	1,116
Dover	2,754	182
DXP Enterprises *	2,768	91
Eaton	6,815	396
Emerson Electric	1,842	92
Fastenal	2,324	94
Hyster-Yale Materials Handling	1,512	87
Illinois Tool Works	3,014	283
Ingersoll-Rand	5,367	315
Kansas City Southern	2,924	266
LB Foster, Cl A	11,183	139
ManpowerGroup	4,027	364
Masco	1,856	56
MSC Industrial Direct, Cl A	979	60
Nordson	1,333	97
Oshkosh	2,686	118
Owens Corning	3,846	180
Parker-Hannifin	926	97
Pitney Bowes	2,185	47
Rockwell Automation	1,196	127
Rockwell Collins	8,945	829

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Spirit AeroSystems Holdings, Cl A *	2,112	$111
Stanley Black & Decker	923	101
Terex	7,877	161
Titan Machinery *	17,116	215
TransDigm Group *	443	104
Triumph Group	8,984	360
Union Pacific	9,487	796
United Parcel Service, Cl B	8,209	846
Valmont Industries	898	105
WABCO Holdings *	1,604	172
Waste Management	6,222	335
Wesco Aircraft Holdings *	40,661	544
WESCO International *	1,213	58
WW Grainger	1,750	351
Xylem	3,492	130

		14,603

Information Technology — 16.2%
Adobe Systems *	10,063	920
Alliance Data Systems *	2,793	801
Alphabet, Cl A *	3,894	2,970
Alphabet, Cl C *	851	632
Apple	21,645	2,561
Applied Materials	56,407	1,059
Autodesk *	3,576	227
Automatic Data Processing	5,662	488
Black Box	6,478	73
CA	8,337	234
Cisco Systems	64,301	1,752
Cognizant Technology Solutions, Cl A *	8,628	557
eBay *	12,997	385
Facebook, Cl A *	18,540	1,933
GoDaddy, Cl A *	5,832	181
Hewlett Packard Enterprise	15,367	228
HP	15,367	193
Intel	28,144	979
International Business Machines	6,313	880
Juniper Networks	4,590	138
Lam Research	2,248	176
Lexmark International, Cl A	4,692	161
LinkedIn, Cl A *	1,073	261
Lumentum Holdings *	4,893	98
MasterCard, Cl A	7,267	712
Micron Technology *	43,286	690
Microsoft	44,718	2,430
Mobileye *	6,715	293
NetApp	4,048	124
Open Text	4,085	198
Oracle	21,107	823
OSI Systems *	5,390	505

SEI Catholic Values Trust / Quarterly Report / November 30, 2015	3

SCHEDULE OF INVESTMENTS (UNAUDITED)

November 30, 2015

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PayPal Holdings *	3,175	$112
PTC *	2,587	93
QUALCOMM	8,025	391
salesforce.com inc *	6,611	527
Silicon Graphics International *	40,563	238
Splunk *	1,471	87
Symantec	6,273	123
Tencent Holdings ADR	21,406	427
Texas Instruments	12,577	731
Visa, Cl A	17,155	1,355
Xerox	9,532	101

		27,847

Materials — 3.6%
Air Products & Chemicals	5,522	756
Alcoa	21,103	197
American Vanguard	6,030	95
Ball	6,313	438
Dow Chemical	13,479	703
Eastman Chemical	6,590	479
Ecolab	2,953	352
EI du Pont de Nemours	1,318	89
FMC	3,280	141
Louisiana-Pacific *	18,803	346
Monsanto	1,250	119
Mosaic	3,882	123
PPG Industries	3,759	397
Praxair	7,588	856
Reliance Steel & Aluminum	5,696	335
Sherwin-Williams	1,608	444
Sonoco Products	6,077	266

		6,136

Telecommunication Services — 1.4%
AT&T	30,083	1,013
Verizon Communications	30,829	1,401

		2,414

Utilities — 0.9%
American Water Works	2,279	132
CenterPoint Energy	3,343	57
CMS Energy	5,761	202
DTE Energy	1,617	130
Eversource Energy	1,974	100
Exelon	8,540	233
PG&E	1,952	103
Pinnacle West Capital	2,797	177
Sempra Energy	4,173	414

		1,548

Total Common Stock
(Cost $133,670) ($ Thousands)		132,740

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK — 19.8%
Australia — 0.3%
BHP Billiton ADR	17,372	$464

Austria — 0.6%
Conwert Immobilien Invest	9,382	132
Erste Group Bank	12,036	369
Schoeller-Bleckmann Oilfield Equipment	2,934	165
voestalpine	13,568	441

		1,107

Belgium — 0.3%
Anheuser-Busch InBev ADR	4,414	567

Bermuda — 0.5%
Aspen Insurance Holdings	2,284	115
Endurance Specialty Holdings	1,490	98
PartnerRe	3,206	446
Validus Holdings	2,724	129

		788

Brazil — 0.3%
Banco Bradesco ADR	36,889	198
Banco do Brasil	29,100	121
Qualicorp	58,007	218

		537

British Virgin Islands — 0.4%
Michael Kors Holdings *	16,601	714

Canada — 1.2%
Canadian Natural Resources	33,364	807
Canadian Pacific Railway	3,504	517
Magna International	9,333	426
Thomson Reuters	7,621	307

		2,057

China — 0.7%
Anhui Conch Cement, Cl H	77,000	210
China Oilfield Services, Cl H	240,000	239
Industrial & Commercial Bank of China, Cl H	286,000	173
Mindray Medical International ADR	12,039	323
Weichai Power, Cl H	184,000	190

		1,135

Colombia — 0.1%
Bancolombia ADR	6,273	178

Czech Republic — 0.2%
Komercni banka as	1,658	337

4	SEI Catholic Values Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

November 30, 2015

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
France — 0.6%
Societe Generale	8,233	$393
Sodexo	7,052	697

		1,090

Germany — 0.1%
BASF	1,613	133

Hong Kong — 0.7%
China Mobile ADR	13,480	775
Orient Overseas International	91,500	422

		1,197

India — 0.6%
HDFC Bank ADR	11,762	684
ICICI Bank ADR	38,758	322

		1,006

Ireland — 2.7%
Accenture, Cl A	3,557	381
ICON *	17,615	1,309
Jazz Pharmaceuticals *	4,719	692
Mallinckrodt *	9,073	616
Shire ADR	8,114	1,691

		4,689

Israel — 0.5%
Orbotech *	27,431	561
SodaStream International *	25,228	366

		927

Japan — 1.7%
Denso	16,700	796
Hitachi	81,000	477
Nippon Steel & Sumitomo Metal	4,300	86
Secom	5,000	342
Toyota Motor ADR	10,481	1,304

		3,005

Netherlands — 1.6%
Core Laboratories	6,958	822
NXP Semiconductors *	9,632	900
QIAGEN *	25,450	673
Royal Dutch Shell, Cl A	12,004	299

		2,694

Norway — 0.9%
DNB	63,143	832
Norsk Hydro	96,049	372
Statoil ADR	22,974	353

		1,557

Puerto Rico — 0.3%
OFG Bancorp	55,163	461

Singapore — 0.2%
DBS Group Holdings	23,400	274

South Korea — 0.6%
Hyundai Mobis	2,660	573

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Samsung Electronics	369	$409

		982

Spain — 0.4%
Amadeus IT Holding, Cl A	16,308	654

Sweden — 0.5%
Getinge, Cl B	33,301	843

Switzerland — 0.5%
Credit Suisse Group ADR	42,707	942

Taiwan — 0.5%
Advanced Semiconductor Engineering	416,000	438
Taiwan Semiconductor Manufacturing	99,000	421

		859

Turkey — 0.3%
Akbank	52,837	126
Turkiye Garanti Bankasi	143,951	363

		489

United Kingdom — 2.5%
ARM Holdings ADR	21,424	1,086
BP ADR	34,743	1,202
Diageo	20,885	601
ITV	23,317	95
Rio Tinto ADR	6,534	216
Shire	15,853	1,109

		4,309

Total Foreign Common Stock (Cost $37,673) ($ Thousands)		33,995

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Prime
Obligation Fund, Cl A
0.050% **†	2,848,990	2,849

Total Cash Equivalent (Cost $2,849) ($ Thousands)		2,849

SEI Catholic Values Trust / Quarterly Report / November 30, 2015	5

SCHEDULE OF INVESTMENTS (UNAUDITED)

November 30, 2015

Catholic Values Equity Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
0.029%, 02/04/16 (A)(B)	$ 500	$ 500

Total U.S. Treasury Obligation
(Cost $500) ($ Thousands)		500

Total Investments — 99.0%
(Cost $174,692) ($ Thousands) §		$ 170,084

A list of the open futures contracts held by the Fund at November 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	2	Dec-2015	$11
S&P 500 Index E-MINI	13	Dec-2015	96

			$107

For the period ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $171,716 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of November 30, 2015.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

§ At November 30, 2015, the tax basis cost of the Fund’s investments was $174,692($ Thousands), and the unrealized appreciation and depreciation were $7,635 ($ Thousands) and $(12,243) ($ Thousands), respectively.

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$132,740	$–	$–	$132,740
Foreign Common Stock	33,995	–	–	33,995
Cash Equivalent	2,849	–	–	2,849
U.S. Treasury Obligation	–	500	–	500

Total Investments in Securities	$169,584	$500	$–	$170,084

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$107	$—	$—	$107

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended November 30, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2015 ($ Thousands):

Security Description	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2015	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Cl A	$ 32,745	$ (29,896)	$ —	$ —	$ 2,849	$ 1

6	SEI Catholic Values Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

November 30, 2015

Catholic Values Fixed Income Fund

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 30.6%

Agency Mortgage-Backed Obligations — 19.7%
FHLMC
5.000%, 09/01/40 to 06/01/41	$ 605	$ 675
4.500%, 06/01/38	399	431
4.000%, 02/01/44	563	599
3.500%, 03/01/45	657	682
FHLMC ARM
2.392%, 03/01/37 (A)	445	471
FHLMC CMO, Ser 2014-328, Cl S4, IO
1.980%, 02/15/38 (A)	548	39
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.884%, 04/15/41 (A)	850	64
FHLMC CMO, Ser 2015-4494, Cl AI
1.974%, 11/15/38 (A)	1,276	95
FHLMC Structured Agency Credit Risk Debt
Notes, Ser 2015-HQ2, Cl M3
3.433%, 05/25/25 (A)	340	317
FNMA
5.000%, 07/01/35 to 05/01/42	3,151	3,497
4.501%, 07/01/19	432	469
4.500%, 08/01/38 to 06/01/42	545	590
4.000%, 10/01/40 to 07/01/45	1,947	2,078
3.500%, 10/01/45 to 10/01/45	796	825
2.810%, 04/01/25	110	110
FNMA ARM
2.489%, 11/01/34 (A)	202	214
2.303%, 05/01/38 (A)	296	314
FNMA CMO, Ser 2013-52, Cl MD
1.250%, 06/25/43	288	274
FNMA CMO, Ser 2015-55, Cl IO, IO
1.691%, 08/25/55 (A)	662	42
FNMA CMO, Ser 2015-56, Cl AS, IO
5.929%, 08/25/45 (A)	390	99
FNMA TBA
5.000%, 01/01/38	100	110
4.500%, 01/01/38	800	864
3.500%, 01/15/30 to 01/01/41	(300)	(304)
3.000%, 01/16/26	1,200	1,240
2.500%, 01/01/26	200	202
GNMA
4.000%, 08/20/45	594	633
3.500%, 08/15/42	113	118
3.000%, 08/20/45	398	405
GNMA CMO, Ser 2012-34, Cl SA, IO
5.843%, 03/20/42 (A)	268	55
GNMA CMO, Ser 2012-43, Cl SN, IO
6.403%, 04/16/42 (A)	240	53
GNMA CMO, Ser 2014-118, Cl HS
0.915%, 08/20/44 (A)	472	114
GNMA CMO, Ser 2015-30, Cl IO
1.103%, 07/16/56 (A)	1,970	148

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA TBA
4.500%, 01/15/40	$400	$ 431
4.000%, 01/01/40	400	424

		16,378

Non-Agency Mortgage-Backed Obligations — 10.9%
Bear Stearns Commercial Mortgage
Securities Trust, Ser 2006-PW14, Cl A4 5.201%, 12/11/38	623	636
Bear Stearns Commercial Mortgage
Securities Trust, Ser 2007-PW15, Cl A4
5.331%, 02/11/44	607	626
Chevy Chase Funding Mortgage-Backed
Certificates, Ser 2004-2A, Cl A1
0.491%, 05/25/35 (A)	267	241
Chevy Chase Funding Mortgage-Backed
Certificates, Ser 2004-2A, Cl B1
0.690%, 05/25/35 (A)	429	335
Commercial Mortgage Trust, Ser 2006-C7, Cl A4
5.764%, 06/10/46 (A)	313	315
Commercial Mortgage Trust, Ser 2014-CR18,
Cl D
4.738%, 07/15/47	240	212
Credit Suisse Commercial Mortgage Trust,
Ser 2006-C5, Cl A3
5.311%, 12/15/39	611	621
CSAIL Commercial Mortgage Trust, Ser 2015-
C2, Cl AS
3.849%, 06/15/57	210	214
First Horizon Mortgage Pass-Through Trust,
Ser 2005-AR1, Cl B1
2.608%, 04/25/35 (A)	463	325
Greenwich Capital Commercial Mortgage
Trust, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	367	378
GS Mortgage Securities Trust, Ser 2006-GG8,
Cl A5
5.622%, 11/10/39	220	220
GS Mortgage Securities Trust, Ser 2012-GC6,
Cl AS
4.948%, 01/10/45	200	220
Homestar Mortgage Acceptance, Ser 2004-
5, Cl M2
0.891%, 10/25/34 (A)	367	339
IndyMac INDX Mortgage Loan Trust,
Ser 2007-AR5, Cl 2A1
2.770%, 05/25/37 (A)	426	324
JP Morgan Chase Commercial Mortgage
Securities Trust, Ser 2007-CB18, Cl A4
5.440%, 06/12/47	611	629

SEI Catholic Values Trust / Quarterly Report / November 30, 2015	1

SCHEDULE OF INVESTMENTS (UNAUDITED)

November 30, 2015

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl C
4.202%, 05/15/48 (A)	$110	$ 104
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl B
4.137%, 06/15/25 (A)	100	101
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.116%, 12/12/49 (A)	260	245
Morgan Stanley Re-REMIC Trust, Ser 2009-GG10, Cl A4B
5.795%, 08/12/45 (A)	139	144
Morgan Stanley Re-REMIC Trust, Ser 2010-GG10, Cl A4B
5.795%, 08/15/45 (A)	182	190
Motel 6 Trust, Ser 2015-MTL6, Cl D
4.532%, 02/05/20	230	228
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/35 (A)	110	113
Reperforming Loan REMIC Trust, Ser 2005-R2, Cl 2A3
8.000%, 06/25/35	211	220
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl A2
2.804%, 01/10/45	645	651
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C28, Cl A4
5.572%, 10/15/48	622	633
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl A5
5.500%, 04/15/47	413	428
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A4
3.540%, 05/15/48	180	184
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl AS
3.872%, 05/15/48	120	123

		8,999

Total Mortgage-Backed Securities
(Cost $25,593) ($ Thousands)		25,377

CORPORATE OBLIGATIONS — 29.6%

Consumer Discretionary — 2.2%
21st Century Fox America
6.150%, 02/15/41	180	208
CCO Safari II
4.908%, 07/23/25 (B)	222	225
Comcast
6.400%, 05/15/38	430	543

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Dollar Tree
5.750%, 03/01/23 (B)	$180	$ 187
Historic TW
9.150%, 02/01/23	100	131
Netflix
5.500%, 02/15/22 (B)	80	83
Time Warner
7.570%, 02/01/24	101	125
3.600%, 07/15/25	135	134
Viacom
4.850%, 12/15/34	220	187

		1,823

Consumer Staples — 2.8%
Altria Group
5.375%, 01/31/44	60	64
4.750%, 05/05/21	50	55
2.850%, 08/09/22	150	147
Anheuser-Busch InBev Worldwide
2.500%, 07/15/22	150	145
Constellation Brands
4.750%, 11/15/24	100	102
CVS Health
5.750%, 05/15/41	70	80
5.125%, 07/20/45	80	85
4.875%, 07/20/35	20	21
3.875%, 07/20/25	20	20
CVS Pass-Through Trust
7.507%, 01/10/32 (B)	431	519
Diageo Capital
4.828%, 07/15/20	150	165
Kraft Foods Group
5.375%, 02/10/20	30	33
3.500%, 06/06/22	40	41
Kraft Heinz Foods
5.200%, 07/15/45 (B)	20	21
5.000%, 07/15/35 (B)	20	21
4.875%, 02/15/25 (B)	10	11
3.950%, 07/15/25 (B)	20	20
PepsiCo
4.600%, 07/17/45	40	42
Pernod Ricard
4.450%, 01/15/22 (B)	200	209
Philip Morris International
4.500%, 03/20/42	30	30
2.900%, 11/15/21	50	51
2.500%, 08/22/22	50	49
Reynolds American
5.850%, 08/15/45	110	123
3.750%, 05/20/23 (B)	60	61
3.250%, 06/12/20	20	20
3.250%, 11/01/22	100	99

2	SEI Catholic Values Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

November 30, 2015

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wm Wrigley Jr
3.375%, 10/21/20 (B)	$40	$41

		2,275

Energy — 2.8%
Anadarko Finance
7.500%, 05/01/31	60	72
Anadarko Petroleum
6.200%, 03/15/40	75	79
4.291%, 10/10/36 (C)	1,000	386
Apache
4.250%, 01/15/44	50	45
Devon Energy
5.000%, 06/15/45	30	27
Devon Financing
7.875%, 09/30/31	50	60
Ecopetrol
5.875%, 05/28/45	100	79
Energy Transfer Partners
4.050%, 03/15/25	130	111
Ensco
4.700%, 03/15/21	20	18
Enterprise Products Operating
2.550%, 10/15/19	130	128
Halliburton
3.800%, 11/15/25	50	50
2.700%, 11/15/20	10	10
Kinder Morgan Energy Partners
4.150%, 02/01/24	400	338
MarkWest Energy Partners
4.875%, 06/01/25	110	98
Noble Energy
5.250%, 11/15/43	10	9
4.150%, 12/15/21	50	50
Occidental Petroleum
4.625%, 06/15/45	20	21
3.125%, 02/15/22	19	19
Petrobras Global Finance BV
6.850%, 06/05/15	50	34
5.375%, 01/27/21	250	199
Petroleos Mexicanos
6.625%, 06/15/35	150	146
Range Resources
4.875%, 05/15/25 (B)	40	35
Sinopec Group Overseas Development
4.375%, 04/10/24 (B)	200	209
Valero Energy
6.125%, 02/01/20	74	83

		2,306

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Financials — 12.7%
ACE INA Holdings
4.350%, 11/03/45	$30	$30
3.350%, 05/03/26	10	10
2.300%, 11/03/20	10	10
AgriBank FCB
9.125%, 07/15/19 (B)	264	321
AIA Group MTN
3.200%, 03/11/25 (B)	200	194
American Express
2.650%, 12/02/22	140	136
American International Group
4.800%, 07/10/45	183	182
3.750%, 07/10/25	80	80
Bank of America MTN
5.625%, 07/01/20	150	168
5.000%, 01/21/44	160	172
4.875%, 04/01/44	150	159
4.000%, 01/22/25	300	298
3.875%, 08/01/25	40	41
2.600%, 01/15/19	300	303
1.950%, 05/12/18	229	230
Blackstone Holdings Finance
6.625%, 08/15/19 (B)	407	464
Boston Properties
3.850%, 02/01/23 ‡	200	206
Carlyle Holdings II Finance
5.625%, 03/30/43 (B)	235	248
CDP Financial
3.150%, 07/24/24 (B)	430	432
Citigroup
2.150%, 07/30/18	120	121
Cooperatieve Centrale Raiffeisen-Boerenleenbank
5.750%, 12/01/43	250	282
Credit Suisse Group Funding Guernsey
4.875%, 05/15/45 (B)	250	250
Fifth Third Bancorp
2.875%, 07/27/20	192	193
Goldman Sachs Group MTN
7.500%, 02/15/19	185	215
6.750%, 10/01/37	100	120
6.250%, 02/01/41	50	60
5.375%, 03/15/20	100	111
5.150%, 05/22/45	30	30
4.750%, 10/21/45	30	30
4.250%, 10/21/25	30	30
3.850%, 07/08/24	190	195
HCP
4.250%, 11/15/23 ‡	125	126
4.000%, 06/01/25 ‡	150	147

SEI Catholic Values Trust / Quarterly Report / November 30, 2015	3

SCHEDULE OF INVESTMENTS (UNAUDITED)

November 30, 2015

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Health Care
4.500%, 01/15/24 ‡	$200	$206
HSBC Holdings
4.250%, 03/14/24	200	202
Intercontinental Exchange
2.750%, 12/01/20	165	166
Intesa Sanpaolo MTN
5.017%, 06/26/24 (B)	200	200
KKR Group Finance II
5.500%, 02/01/43 (B)	193	199
KKR Group Finance III
5.125%, 06/01/44 (B)	215	210
Liberty Mutual Group
4.250%, 06/15/23 (B)	200	204
MetLife
3.000%, 03/01/25	175	170
Morgan Stanley MTN
6.625%, 04/01/18	585	648
Prudential Financial MTN
7.375%, 06/15/19	385	450
Royal Bank of Scotland Group
5.125%, 05/28/24	200	206
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 (B)	150	154
UBS Group Funding Jersey
4.125%, 09/24/25 (B)	200	201
Ventas Realty
4.125%, 01/15/26 ‡	136	136
2.700%, 04/01/20 ‡	215	213
WEA Finance
3.750%, 09/17/24 (B)	200	199
2.700%, 09/17/19 (B)	430	428
Wells Fargo MTN
4.900%, 11/17/45	30	30
4.650%, 11/04/44	100	98
4.480%, 01/16/24	200	212
4.300%, 07/22/27	100	103
3.450%, 02/13/23	160	161
1.500%, 01/16/18	150	150

		10,540

Health Care — 1.3%
Gilead Sciences
4.750%, 03/01/46	30	31
3.650%, 03/01/26	40	40
3.500%, 02/01/25	50	50
Howard Hughes Medical Institute
3.500%, 09/01/23	210	218
New York and Presbyterian Hospital
4.024%, 08/01/45	465	439

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Zimmer Biomet Holdings
4.450%, 08/15/45	$50	$46
3.550%, 04/01/25	230	225

		1,049

Industrials — 3.1%
Air Canada Pass Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/27 (B)	215	208
American Airlines Pass-Through Trust, Ser 2013-1, Cl B
5.625%, 01/15/21 (B)	177	179
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/23	451	481
Burlington Northern Santa Fe
3.000%, 04/01/25	150	145
Canadian Pacific Railway
6.125%, 09/15/15	127	130
Cleveland Clinic Foundation
4.858%, 01/01/14	236	221
Delta Air Lines Pass-Through Trust, Ser 2012- 2, Cl A
4.950%, 05/23/19	349	369
Siemens Financieringsmaatschappij
2.900%, 05/27/22 (B)	342	344
United Airlines Pass-Through Trust, Ser 2014- 1, Cl A
4.000%, 04/11/26	403	412
Waste Management
3.500%, 05/15/24	70	70

		2,559

Information Technology — 0.4%
Hewlett Packard Enterprise
4.400%, 10/15/22 (B)	160	161
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/22	190	196

		357

Materials — 1.0%
Barrick
4.100%, 05/01/23	160	141
BHP Billiton Finance USA
5.000%, 09/30/43	30	29
3.250%, 11/21/21	100	100
Freeport-McMoRan
4.000%, 11/14/21	60	44
3.550%, 03/01/22	230	158
Glencore Funding
2.875%, 04/16/20 (B)	200	162
2.125%, 04/16/18 (B)	130	112

4	SEI Catholic Values Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

November 30, 2015

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Rock-Tenn
4.000%, 03/01/23	$10	$10
3.500%, 03/01/20	20	21
Vale Overseas
4.375%, 01/11/22	40	33

		810

Telecommunication Services — 1.4%
AT&T
3.400%, 05/15/25	78	76
3.000%, 06/30/22	485	479
Rogers Communications
6.800%, 08/15/18	185	208
Verizon Communications
4.522%, 09/15/48	465	423

		1,186

Utilities — 1.9%
Berkshire Hathaway Energy
6.500%, 09/15/37	97	120
3.500%, 02/01/25	300	300
Duke Energy
3.750%, 04/15/24	331	337
Electricite de France
3.625%, 10/13/25 (B)	137	136
Eversource Energy
3.150%, 01/15/25	175	172
Exelon
5.625%, 06/15/35	100	108
5.100%, 06/15/45	165	167
FirstEnergy
7.375%, 11/15/31	220	265

		1,605

Total Corporate Obligations
(Cost $25,060) ($ Thousands)		24,510

U.S. TREASURY OBLIGATIONS — 25.6%
U.S. Treasury Bonds
4.500%, 02/15/36	957	1,232
3.000%, 11/15/44	950	949
3.000%, 05/15/45	1,562	1,560
2.875%, 05/15/43	980	958
2.875%, 08/15/45	170	166
2.750%, 11/15/42	590	564
2.500%, 02/15/45	483	435
U.S. Treasury Inflation Indexed Bonds
2.000%, 01/15/16	312	311
1.375%, 02/15/44	510	530
0.750%, 02/15/45	202	180

Description	Face amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.375%, 07/15/23	$757	$746
0.375%, 07/15/25	261	255
U.S. Treasury Notes
2.375%, 08/15/24	140	142
2.000%, 07/31/20	30	31
2.000%, 11/30/22	720	720
2.000%, 08/15/25	160	157
1.875%, 10/31/22	280	278
1.625%, 06/30/20	2,922	2,922
1.375%, 03/31/20	1,112	1,102
1.375%, 04/30/20	6,530	6,468
1.375%, 10/31/20	10	10
0.500%, 04/30/17	1,550	1,543

Total U.S. Treasury Obligations
(Cost $21,400) ($ Thousands)		21,259

ASSET-BACKED SECURITIES — 9.6%
Automotive — 0.3%
NextGear Floorplan Master Owner Trust,
Ser 2015-2A, Cl A
2.380%, 10/15/18	293	292

Mortgage Related Securities — 0.8%
Bayview Financial Asset Trust, Ser 2007-
SR1A, Cl M3
1.371%, 03/25/37 (A)	395	316
Master Asset Backed Securities Trust,
Ser 2006-FRE1, Cl A4
0.511%, 12/25/35 (A)	361	321

		637

Other Asset-Backed Securities — 8.5%
Airspeed, Ser 2007-1A, Cl G1
0.467%, 04/15/24 (A)	362	293
Colony American Homes, Ser 2014-1A, Cl A
1.400%, 05/17/31 (A)	501	492
Conseco Financial, Ser 1997-7, Cl M1
7.030%, 07/15/28	245	235
DRB Prime Student Loan Trust, Ser 2015-B,
Cl A2
3.170%, 07/25/31	203	204
DRB Prime Student Loan Trust, Ser 2015-B,
Cl A1
2.148%, 10/27/31 (A)	225	228
GSAMP Trust, Ser 2004-SEA2, Cl M2
1.447%, 03/25/34 (A)	420	312
Invitation Homes Trust, Ser 2013-SFR1, Cl A
1.400%, 12/17/30 (A)	367	363
John Deere Owner Trust, Ser 2015-A, Cl A4
1.650%, 12/15/21	205	205

SEI Catholic Values Trust / Quarterly Report / November 30, 2015	5

SCHEDULE OF INVESTMENTS (UNAUDITED)

November 30, 2015

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
2.043%, 11/25/24 (A)	$120	$121
RAMP Trust, Ser 2006-RZ3, Cl M1
0.547%, 08/25/36 (A)	470	349
SLM Student Loan Trust, Ser 2008-4, Cl A4
1.970%, 07/25/22 (A)	110	111
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.020%, 07/25/23 (A)	110	111
Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/30	204	220
Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/31	385	403
Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/33	981	1,021
Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/34	1,007	1,048
Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/35	1,050	1,059
Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/35	256	260

		7,035

Total Asset-Backed Securities
(Cost $8,005) ($ Thousands)		7,964

MUNICIPAL BONDS — 1.2%
Indianapolis Local Public Improvement Bond
Bank, Build America Bonds, Ser B-2, RB
6.116%, 01/15/40	270	339
New Jersey Economic Development Authority, Ser YY, RB
4.197%, 06/15/19	350	349
Wisconsin State, Ser A, RB, AGM
5.200%, 05/01/18	295	311

Total Municipal Bonds
(Cost $1,009) ($ Thousands)		999

SOVEREIGN DEBT — 1.1%
Brazilian Government International Bond
5.625%, 01/07/41	120	95
Indonesia Government International Bond MTN
3.750%, 04/25/22	200	193

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Mexico Government International Bond MTN
5.550%, 01/21/45	$200	$210
Peruvian Government International Bond
6.550%, 03/14/37	10	12
5.625%, 11/18/50	40	42
Poland Government International Bond
4.000%, 01/22/24	110	116
Russian Foreign Bond - Eurobond
7.500%, 03/31/30 (D)	89	106
Turkey Government International Bond
5.625%, 03/30/21	150	160

Total Sovereign Debt
(Cost $977) ($ Thousands)		934

U.S. GOVERNMENT AGENCY OBLIGATION — 0.2%
Tennessee Valley Authority
4.250%, 09/15/65	178	175

Total U.S. Government Agency Obligation
(Cost $173) ($ Thousands)		175

	Shares

CASH EQUIVALENT — 6.7%
SEI Daily Income Trust, Prime Obligation
Fund, Cl A
0.050% **†	5,588,096	5,588

Total Cash Equivalent
(Cost $5,588) ($ Thousands)		5,588

Total Investments — 104.6%
(Cost $87,805) ($ Thousands) §		$86,806

	Contracts

PURCHASED OPTIONS — 0.0%
January 2015, U.S. 10 Year Future Option Call, Expires 12/19/15, Strike Price $127.00*	5	2
January 2015, U.S. 10 Year Future Option Call, Expires 12/19/15, Strike Price $126.50*	3	2
January 2015, U.S. 10 Year Future Option Put, Expires 12/19/15, Strike Price $125.50*	4	1

Total Purchased Options
(Premiums Received $6) ($ Thousands)		5

6	SEI Catholic Values Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

November 30, 2015

Catholic Values Fixed Income Fund (Continued)

Description	Contracts	Market Value ($ Thousands)

WRITTEN OPTIONS — 0.0%
April 2016, IMM Euro Dollar Future Option
Call, Expires 3/19/16
Strike Price $99.25*	(4)	$(1)
February 2016, U.S. Bond Future Option Call,
Expires 1/16/16
Strike Price $158.00*	(2)	(2)
February 2016, U.S. Bond Future Option Put,
Expires 1/16/16
Strike Price $149.00*	(2)	(1)
January 2016, U.S. 10 Year Future Option
Call, Expires 12/19/15
Strike Price $131.00*	(2)	0
January 2016, U.S. 10 Year Future Option
Call, Expires 12/19/15
Strike Price $130.50*	(3)	0
January 2016, U.S. 10 Year Future Option
Call, Expires 12/19/15
Strike Price $127.50*	(3)	(1)
January 2016, U.S. 10 Year Future Option
Put, Expires 12/19/15
Strike Price $125.00*	(2)	(1)
January 2016, U.S. 10 Year Future Option
Put, Expires 12/19/15
Strike Price $124.50*	(1)	0
January 2016, U.S. 10 Year Future Option
Put, Expires 12/19/15
Strike Price $123.50*	(3)	0
January 2016, U.S. Bond Future Option Call,
Expires 12/19/15
Strike Price $161.00*	(1)	0
January 2016, U.S. Bond Future Option Call,
Expires 12/19/15
Strike Price $160.00*	(1)	0
January 2016, U.S. Bond Future Option Put,
Expires 12/19/15
Strike Price $149.00*	(1)	0
January 2016, U.S. Bond Future Option Put,
Expires 12/19/15
Strike Price $148.00*	(2)	0
March 2016, U.S. 10 Year Future Option Call,
Expires 2/20/16
Strike Price $131.00*	(2)	0
March 2016, U.S. 10 Year Future Option Call,
Expires 2/20/16
Strike Price $127.50*	(2)	(2)

Total Written Options
(Premiums Received $14) ($ Thousands)		(8)

A list of the open futures contracts held by the Fund at November 30, 2015, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	(3)	Jun-2016	$—
90-Day Euro$	(5)	Dec-2016	1
90-Day Euro$	(5)	Dec-2017	2
Euro-Bund	(53)	Mar-2016	(9)
U.S. 10-Year Treasury Note	(25)	Mar-2016	(6)
U.S. 2-Year Treasury Note	11	Apr-2016	—
U.S. 5-Year Treasury Note	(75)	Apr-2016	(7)
U.S. Long Treasury Bond	1	Mar-2016	1
U.S. Ultra Long Treasury Bond	12	Mar-2016	10

			$(8)

For the period ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2015, is as follows.

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)

01/19/16-02/16/16	EUR	1,240	USD	1,409	$97
01/19/16	CNY	5,730	USD	894	6

					$103

A list of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)

Brown Brothers Harriman	$(2,199)	$2,302	$103

For the period ended November 30, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

SEI Catholic Values Trust / Quarterly Report / November 30, 2015	7

SCHEDULE OF INVESTMENTS (UNAUDITED)

November 30, 2015

Catholic Values Fixed Income Fund (Continued)

A list of the outstanding swap agreement held by the Fund at November 30, 2015, is as follows:

			Credit Default Swap
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Currency	Notional Amount ($ Thousands)	Net Unrealized (Depreciation) ($ Thousands)
UBS Warbug	CDX.NA.HY.25 12/20	Sell	5.00%	12/20/2020	USD	$(1,890)	$(18)

For the period ended November 30, 2015, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $82,990 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of November 30, 2015.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2015. The demand and interest rate reset features give this security a shorter effective maturity date.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2015. The coupon on a step bond changes on a specified date.
§	At November 30, 2015, the tax basis cost of the Fund’s investments was $87,805 ($ Thousands), and the unrealized appreciation and depreciation were $255 ($ Thousands) and $(1,254) ($ Thousands), respectively.

AGM — Assured Guarantee Municipal

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

CNY — Chinese Yuen

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

MTN — Medium Term Note

OTC — Over the Counter

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

USD — United States Dollar

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$25,377	$–	$25,377
Corporate Obligations	–	24,510	–	24,510
U.S. Treasury Obligations	–	21,259	–	21,259
Asset-Backed Securities	–	7,964	–	7,964
Municipal Bonds	–	999	–	999
Sovereign Debt	–	934	–	934
U.S. Government Agency Obligation	–	175	–	175
Cash Equivalent	5,588	–	–	5,588

Total Investments in Securities	$5,588	$81,218	$–	$86,806

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$5	$—	$5
Written Options	—	(8)	—	(8)
Futures Contracts *
Unrealized Appreciation	14	—	—	14
Unrealized Depreciation	(22)	—	—	(22)
Forwards Contracts *
Unrealized Appreciation	—	103	—	103
OTC Swaps
Credit Default Swaps *
Unrealized Depreciation	—	(18)	—	(18)

Total Other Financial Instruments	$(8)	$82	$—	$74

* Futures contracts, forward contracts, and credit default swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2015, there were no transfers between Level 1, Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2, Level 3 assets and liabilities.

For the period ended November 30, 2015, there were no Level 3 investments.

The following is a summary if the transactions with affiliates for the period ended November 30, 2015 ($ Thousands):

Security Description	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2015	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Cl A	$72,237	$(66,649)	$—	$—	$5,588	$1

8	SEI Catholic Values Trust / Quarterly Report / November 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

November 30, 2015

Catholic Values Fixed Income Fund (Continued)

As of November 30, 2015, the Fund is the seller (“providing protection”) on a total notional amount of $1.9 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows ($ Thousands):

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAP		CREDIT DEFAULT SWAP ON AN INDEX
REFERENCE ASSET	CORPORATE DEBT	SOVERIGN DEBT	ASSET BACK SECURITY DEBT	CORPORATE DEBT	Total
Fair value of written credit derivatives	$—	$—	$—	$40	$40
Maximum potential amount of future payments	—	—	—	1,890	1,890
Recourse provisions with third parties to recover any amounts paid under the credit derivative
(including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund or other than third parties which the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$—	$—	$—
101-200	—	—	—	—	—	—
201-300	—	—	—	—	—	—
301-400	—	—	1,890	—	—	1,890
> than 400	—	—	—	—	—	—
Total	$—	$—	$1,890	$—	$—	$1,890

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

SEI Catholic Values Trust / Quarterly Report / November 30, 2015	9

Item 2.   Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR 270.30a-3(d))that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Catholic Values Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: January 28, 2015

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu
Controller & CFO

Date: January 28, 2015